Subsequent Events (Details)				1 Months Ended		12 Months Ended
	Apr. 30, 2024 USD ($)	Dec. 28, 2022 USD ($)	Dec. 28, 2022 CNY (¥)	Dec. 28, 2022 USD ($)	Dec. 28, 2022 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 09, 2024 USD ($)	Jan. 09, 2024 CNY (¥)	Nov. 24, 2023 USD ($)	Nov. 24, 2023 CNY (¥)
Subsequent Events [Line Items]
Cash consideration		$ 289,973	¥ 2,000,000	$ 289,973	¥ 2,000,000
Group receivable amount										$ 71,514	¥ 510,000
Cash amount						$ 114,454,844	$ 63,901,329
Short-term investments						12,788,629	11,700,400
Investment income						$ 133,818	$ 92,491
Subsequent Event [Member] | Shandong Yongdao Zhihe [Member]
Subsequent Events [Line Items]
Cash amount								$ 279,037	¥ 2,000,000
Forecast [Member]
Subsequent Events [Line Items]
Short-term investments	$ 12,390,000
Investment income	$ 440,000